Property Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property plant and equipment

	Land and buildings	Oil and gas properties 1	Projects in development 2	Other plant and equipment 1	Total
	US$m	US$m	US$m	US$m	US$m

Year ended 31 December 2024
Carrying amount at 1 January 2024	701	24,168	15,724	198	40,791
Acquisitions through business combination and asset acquisitions 3	92	-	2,211	-	2,303
Additions 4	-	(293)	5,514	-	5,221
Disposals at written down value 5	(3)	(4)	(1,178)	-	(1,185)
Depreciation and amortisation	(56)	(4,419)	-	(48)	(4,523)
Completions and transfers 6	-	6,335	(6,345)	39	29

Carrying amount at 31 December 2024	734	25,787	15,926	189	42,636

At 31 December 2024
Historical cost	1,830	58,303	16,300	533	76,966
Accumulated depreciation and impairment	(1,096)	(32,516)	(374)	(344)	(34,330)

Net carrying amount	734	25,787	15,926	189	42,636

Year ended 31 December 2023
Carrying amount at 1 January 2023	840	23,377	15,541	161	39,919
Additions	-	836	5,759	-	6,595
Disposals at written down value	(8)	(2)	-	-	(10)
Depreciation and amortisation	(67)	(3,844)	-	(45)	(3,956)
Impairment losses 7	(64)	(1,048)	(328)	-	(1,440)
Completions and transfers	-	4,855	(4,633)	82	304
Transfer to assets held for sale	-	(6)	(615)	-	(621)

Carrying amount at 31 December 2023	701	24,168	15,724	198	40,791

At 31 December 2023
Historical cost	1,745	51,755	16,443	496	70,439
Accumulated depreciation and impairment	(1,044)	(27,587)	(719)	(298)	(29,648)

Net carrying amount	701	24,168	15,724	198	40,791

This note was previously presented as Oil and Gas Properties and has been renamed to Property, Plant and Equipment.
1.
Transferred exploration and evaluation and plant and equipment, which were categories in 2023, have been reviewed and presented in new categories in 2024. Transferred exploration and evaluation and operational plant and equipment have been combined and presented as ‘oil and gas properties’. All remaining plant and equipment have been presented as ‘other plant and equipment’. The 2023 amounts have been reclassified to be presented on the same basis.

2.	$1,407 million of the carrying amount as at 31 December 2024 in projects in development relates to new energy assets.
3.
Refer to Note B.5 for details on business combination and Note B.7 for details on asset acquisitions. Projects in development include the fair value ascribed to future phases of certain projects acquired through business combinations.

4.	Includes $5,003 million of capital additions and $410 million of capitalised borrowing costs offset by $192 million following changes in restoration provision.
5.	Refer to Note B.8 for details on disposal of assets.
6.	Upon first oil in June 2024, the carrying value of the Sangomar project has been transferred from projects in development to oil and gas properties.
7.	Refer to Note B.4 for details on impairment.